CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Revenues:
Online game services	$ 8,931,712	55,417,700	95,131,347	157,390,602
Other revenues	1,518,529	9,421,865	11,495,630	6,190,562
Revenue, net, total	10,450,241	64,839,565	106,626,977	163,581,164
Sales taxes	(90,687)	(562,674)	(1,850,908)	(9,147,349)
Net revenues	10,359,554	64,276,891	104,776,069	154,433,815
Cost of revenue	(13,825,640)	(85,782,569)	(107,803,360)	(69,415,631)
Gross profit (loss)	(3,466,086)	(21,505,678)	(3,027,291)	85,018,184
Operating expenses:
Product development	(25,183,418)	(156,253,036)	(213,243,567)	(301,471,091)
Sales and marketing	(8,341,891)	(51,758,100)	(116,672,411)	(187,011,621)
General and administrative	(17,915,298)	(111,157,250)	(161,958,423)	(170,382,896)
Impairment on equipment, intangible assets, other assets and allowance(reversal of allowance) of long-term receivable	2,316,333	14,371,918	(35,466,122)	(569,139)
Loss on termination of R&D VIE arrangements	0	0	0	(18,093,999)
Gain on disposal of subsidiaries	26,656,413	165,392,382	0	0
Total operating expenses	(22,467,861)	(139,404,086)	(527,340,523)	(677,528,746)
Other operating income	12,088	75,000	120,000	120,000
Loss from operations	(25,921,859)	(160,834,764)	(530,247,814)	(592,390,562)
Impairment on available-for-sale investment	0	0	(6,268,900)	0
Investment income from cost method investment	184,114	1,142,353	0	0
Interest income, net	550,327	3,414,559	8,376,355	21,785,899
Other income (expenses), net	(339,341)	(2,105,478)	9,301,565	4,643,937
Loss before income tax expense, gain on investment disposal, impairment loss on investments and share of loss in equity investments	(25,526,759)	(158,383,330)	(518,838,794)	(565,960,726)
Income tax expense	0	0	0	0
Loss before gain on investment disposal, impairment loss on investments and share of loss in equity investments	(25,526,759)	(158,383,330)	(518,838,794)	(565,960,726)
Gain on disposal of equity investee and available-for-sale investment	5,343,366	33,153,452	0	15,725,792
Impairment loss on investments	0	0	(41,701,985)	(3,243,744)
Share of loss in equity investments	(598,351)	(3,712,530)	(2,375,826)	(6,347,447)
Net loss	(20,781,744)	(128,942,408)	(562,916,605)	(559,826,125)
Net loss attributable to noncontrolling interest	(3,456,036)	(21,443,321)	(36,655,033)	(45,824,033)
Net loss attributable to redeemable noncontrolling interest	(3,364,700)	(20,876,617)	0	0
Net loss attributable to The9 Limited	(13,961,008)	(86,622,470)	(526,261,572)	(514,002,092)
Accretion on Redeemable noncontrolling interest	3,396,955	21,076,744	0	0
Net loss attributable to holders of ordinary shares	(17,357,963)	(107,699,214)	(526,261,572)	(514,002,092)
Net loss	(20,781,744)	(128,942,408)	(562,916,605)	(559,826,125)
Other comprehensive loss:
Unrealized loss on available-for-sale investment	0	0	(16,600)	(56,600)
Currency translation adjustments	(194,043)	(1,203,960)	(688,963)	(979,709)
Comprehensive loss	(20,975,787)	(130,146,368)	(563,622,168)	(560,862,434)
Comprehensive loss attributable to noncontrolling interest	(3,706,237)	(22,995,718)	(35,084,526)	(46,117,427)
Comprehensive loss attributable to redeemable noncontrolling interest	(3,364,700)	(20,876,617)	0	0
Comprehensive loss attributable to The9 Limited	(13,904,850)	(86,274,033)	(528,537,642)	(514,745,007)
Accretion on redeemable noncontrolling interest	3,396,955	21,076,744	0	0
Comprehensive loss attributable to holders of ordinary shares	$ (17,301,805)	(107,350,777)	(528,537,642)	(514,745,007)
Net loss attributable to holders of ordinary shares per share -Basic and diluted	$ (0.75)	(4.65)	(22.71)	(20.98)
Weighted average number of shares outstanding -Basic and diluted	23,164,695	23,164,695	23,174,823	24,494,046